Short-Term Bond Fund Investment Objectives and Goals - Short-Term Bond Fund	Dec. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Short-Term Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Short-Term Bond Fund seeks a high level of income consistent with maintaining minimum fluctuation of principal by investing in high-quality, short-term debt securities.